Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)

18.       Accumulated Other Comprehensive loss

The changes in accumulated other comprehensive loss, net of their related tax effects, in the year to December 31, 2015 and 2014 are included below:

	Foreign currency translation adjustment	Unrealized holding gain/(loss) on available-for-sale securities	Accumulated other comprehensive loss
	$M	$M	$M

As at January 1, 2015	(25.7)	(5.8)	(31.5)
Current period change:

Net current period other comprehensive (loss)/income	(156.4)	4.1	(152.3)

As at December 31, 2015	(182.1)	(1.7)	(183.8)

	Foreign currency translation adjustment	Unrealized holding gain/(loss) on available-for-sale securities	Accumulated other comprehensive income/(loss)
	$M	$M	$M

As at January 1, 2014	110.4	(0.2)	110.2
Current period change:
Other comprehensive (loss)/income before reclassification	(136.1)	3.7	(132.4)
Gain transferred to the income statement (within Other income, net) on disposal of available-for-sale securities	-	(9.3)	(9.3)
Net current period other comprehensive loss	(136.1)	(5.6)	(141.7)

As at December 31, 2014	(25.7)	(5.8)	(31.5)

	Foreign currency translation adjustment	Unrealized holding gain/(loss) on available-for-sale securities	Accumulated other comprehensive income
	$M	$M	$M

As at January 1, 2013	85.1	1.8	86.9
Current period change:
Other comprehensive (loss)/income before reclassification	25.3	1.5	26.8
Gain transferred to the income statement (within Other income, net) on disposal of available-for-sale securities	-	(3.5)	(3.5)
Net current period other comprehensive loss	25.3	(2.0)	23.3

As at December 31, 2013	110.4	(0.2)	110.2